Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.29%
Argentina–0.46%
Globant S.A.(a)	200,000	$34,588,000
Belgium–1.77%
Biocartis N.V.(b)(c)	6,000,000	31,290,541
Ion Beam Applications	400,000	3,417,471
Materialise N.V., ADR(b)	3,100,000	69,471,000
Umicore S.A.	600,000	28,190,160
		132,369,172
Canada–0.25%
BlackBerry Ltd.(a)	4,000,000	18,960,000
Denmark–3.65%
Bang & Olufsen A/S(a)	6,000,000	11,461,889
Bavarian Nordic A/S(a)	2,880,000	89,477,748
Genmab A/S(a)	200,000	68,625,989
H Lundbeck A/S	2,000,000	73,029,335
Novozymes A/S, Class B	500,000	29,996,217
		272,591,178
Finland–0.42%
Rovio Entertainment OYJ(b)(c)	4,700,000	31,448,929
France–1.39%
Adevinta ASA, Class B(a)	900,000	14,520,651
Mersen S.A.(a)	1,000,000	26,813,237
Technicolor S.A.(a)(b)	1,100,000	3,455,937
Teleperformance	200,000	58,531,364
		103,321,189
Germany–4.37%
AIXTRON SE(a)	4,000,000	48,687,070
Aumann AG(b)(c)	1,000,000	13,828,275
Basler AG(b)	600,000	41,800,507
Carl Zeiss Meditec AG, BR(a)	300,000	31,428,065
CompuGroup Medical SE & Co. KgaA	406,262	35,585,405
Manz AG(a)(b)	500,000	12,297,351
MorphoSys AG(a)	400,000	50,814,953
PVA TePla AG(a)(b)	2,050,000	25,841,653
Rational AG	80,000	47,692,645
SLM Solutions Group AG(b)	2,000,000	17,625,815
		325,601,739
Ireland–0.82%
Flutter Entertainment PLC(a)	406,701	61,082,253
Israel–1.95%
Wix.com Ltd.(a)	500,000	145,240,000
Italy–1.29%
Amplifon S.p.A.(a)	1,000,000	34,269,076
Brunello Cucinelli S.p.A.	1,500,000	43,545,413
Freni Brembo S.p.A.(a)	2,000,000	18,107,691
		95,922,180
Japan–10.81%
Comture Corp.(b)	3,000,000	79,485,756
Shares		Value
Japan–(continued)
CyberAgent, Inc.	1,300,000	$73,527,256
Disco Corp.	200,000	47,734,095
Jeol Ltd.(b)	2,500,000	69,698,639
M3, Inc.	3,000,000	153,199,712
Nidec Corp.	600,000	48,014,657
Nikon Corp.	2,000,000	14,015,458
Optex Group Co. Ltd.(b)	2,000,000	20,592,583
PeptiDream, Inc.(a)	3,000,000	120,567,624
Rakuten, Inc.	6,000,000	54,858,165
Rheon Automatic Machinery Co. Ltd.	1,000,000	11,451,507
THK Co. Ltd.	2,000,000	46,659,116
Yaskawa Electric Corp.	2,000,000	66,620,703
		806,425,271
Luxembourg–1.75%
Eurofins Scientific SE(a)	200,000	130,496,398
Norway–1.73%
Mowi ASA	4,000,000	72,445,424
Nordic Semiconductor ASA(a)	5,750,358	56,698,453
		129,143,877
Sweden–6.38%
Addtech AB, Class B	1,000,000	46,620,365
Beijer Ref AB	2,000,000	78,350,142
Boozt AB(a)(b)(c)	3,750,000	39,838,573
Hansa Biopharma AB(a)	1,938,841	55,391,325
Indutrade AB(a)	2,000,000	101,401,669
Midsona AB, Class B	1,000,000	6,822,711
Oncopeptides AB(a)(c)	2,000,000	28,134,491
RaySearch Laboratories AB(b)	4,000,000	41,944,022
Recipharm AB, Class B(a)	2,800,000	44,635,568
Tobii AB(a)	3,000,000	12,234,019
Xvivo Perfusion AB(a)	1,000,000	20,678,056
		476,050,941
Switzerland–0.47%
GeNeuro S.A.(a)(b)	1,661,017	6,403,467
STMicroelectronics N.V.	1,000,000	28,300,802
		34,704,269
United Kingdom–12.12%
Allied Minds PLC	10,000,000	5,340,995
AO World PLC(a)	20,000,000	43,839,061
ASOS PLC(a)	700,000	30,907,075
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	102,500,000	78,360,222
Blue Prism Group PLC(a)	3,000,000	45,898,262
boohoo Group PLC	30,000,000	103,134,361
Fevertree Drinks PLC	2,000,000	57,634,339
First Derivatives PLC	1,200,000	42,604,145
Frontier Developments PLC(a)(b)	3,000,000	76,470,728
Gooch & Housego PLC(b)	2,000,000	26,953,127
GW Pharmaceuticals PLC, ADR(a)	100,000	12,763,000
IG Group Holdings PLC	3,000,000	28,909,625
IP Group PLC(a)	20,785,545	18,241,462

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Global Opportunities Fund

Shares		Value
United Kingdom–(continued)
IQE PLC(b)	140,000,000	$95,685,903
M&C Saatchi PLC(b)	6,600,000	4,860,526
MelodyVR Group PLC(a)	68,750,000	4,314,120
Rentokil Initial PLC	14,500,000	101,965,668
Spirax-Sarco Engineering PLC	464,285	62,928,921
WANdisco PLC(b)	5,000,000	34,811,642
Xaar PLC(a)(b)	4,000,000	4,463,150
Zoo Digital Group PLC(b)	7,000,000	5,635,840
Zotefoams PLC(b)	4,000,000	18,523,464
		904,245,636
United States–48.66%
3D Systems Corp.(a)(b)	8,000,000	52,720,000
Acacia Research Corp.(a)(b)	2,500,000	9,900,000
Advanced Micro Devices, Inc.(a)	7,000,000	542,010,000
Align Technology, Inc.(a)	200,000	58,764,000
Applied Materials, Inc.	1,000,000	64,330,000
Arrowhead Pharmaceuticals, Inc.(a)	3,000,000	129,210,000
Cloudera, Inc.(a)	8,220,000	92,639,400
Cognex Corp.	1,200,000	80,244,000
Coherent, Inc.(a)	600,000	83,298,000
Corning, Inc.	1,000,000	31,000,000
Cree, Inc.(a)	1,000,000	68,920,000
Dolby Laboratories, Inc., Class A	800,000	55,680,000
Exact Sciences Corp.(a)	2,500,000	236,875,000
FireEye, Inc.(a)	6,000,000	90,600,000
First Solar, Inc.(a)	2,000,000	119,100,000
Halozyme Therapeutics, Inc.(a)	1,000,000	27,190,000
Illumina, Inc.(a)	200,000	76,432,000
IPG Photonics Corp.(a)	600,000	107,406,000
iRobot Corp.(a)	900,000	65,421,000
Littelfuse, Inc.	400,000	71,060,000
Shares		Value
United States–(continued)
Manhattan Associates, Inc.(a)	600,000	$57,474,000
Nektar Therapeutics(a)(b)	32,523,001	720,709,703
Nevro Corp.(a)	1,000,000	132,960,000
ON Semiconductor Corp.	2,000,000	41,200,000
PDF Solutions, Inc.(a)(b)	3,000,000	73,740,000
PTC, Inc.(a)	1,200,000	102,672,000
QUALCOMM, Inc.	1,000,000	105,610,000
Rigel Pharmaceuticals, Inc.(a)	5,000,000	11,500,000
Rite Aid Corp.(a)	2,500,000	37,900,000
Rollins, Inc.	1,500,000	78,600,000
Shake Shack, Inc., Class A(a)	1,000,000	48,550,000
Veeco Instruments, Inc.(a)(b)	4,000,000	54,080,000
Vicor Corp.(a)	500,000	40,735,000
Xeris Pharmaceuticals, Inc.	2,000,000	5,720,000
Zendesk, Inc.(a)	600,000	54,690,000
		3,628,940,103
Total Common Stocks & Other Equity Interests (Cost $5,639,811,587)		7,331,131,135
Money Market Funds–1.86%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(b)(d)	48,563,500	48,563,500
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(b)(d)	34,662,497	34,683,294
Invesco Treasury Portfolio, Institutional Class, 0.07%(b)(d)	55,501,142	55,501,142
Total Money Market Funds (Cost $138,748,032)		138,747,936
TOTAL INVESTMENTS IN SECURITIES—100.15% (Cost $5,778,559,619)		7,469,879,071
OTHER ASSETS LESS LIABILITIES–(0.15)%		(11,374,481)
NET ASSETS–100.00%		$7,458,504,590
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$202,009,160	$966,766,874	$(1,120,212,534)	$-	$-	$48,563,500	$931,634
Invesco Liquid Assets Portfolio, Institutional Class	-	74,664,506	(39,976,292)	(96)	(4,824)	34,683,294	7,953
Invesco Treasury Portfolio, Institutional Class	-	119,463,210	(63,962,068)	-	-	55,501,142	3,348
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Global Opportunities Fund

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Other Affiliates:
3D Systems Corp.	$75,920,000	$-	$-	$(23,200,000)	$-	$52,720,000	$-
Acacia Research Corp.	6,350,000	-	-	3,550,000	-	9,900,000	-
Aston Martin Lagonda Global Holdings PLC	54,351,585	85,148,189	-	(61,139,552)	-	78,360,222	-
Aumann AG	13,351,769	-	-	476,506	-	13,828,275	-
Basler AG	30,938,468	-	-	10,862,039	-	41,800,507	126,048
Bavarian Nordic A/S*	37,629,040	33,257,037	(13,127,912)	31,719,583	-	89,477,748	-
Biocartis N.V.	21,488,283	19,106,968	-	(9,304,710)	-	31,290,541	-
Boozt AB	25,006,956	-	-	14,831,617	-	39,838,573	-
Comture Corp.	56,920,881	-	-	22,564,875	-	79,485,756	543,462
Frontier Developments PLC	42,523,380	-	-	33,947,348	-	76,470,728	-
GeNeuro S.A.	-	5,434,343	-	969,124	-	6,403,467	-
Gooch & Housego PLC	28,894,340	-	-	(1,941,213)	-	26,953,127	188,798
IQE PLC	67,965,522	43,400,190	-	(15,679,809)	-	95,685,903	-
Jeol Ltd.	66,229,962	-	-	3,468,677	-	69,698,639	236,236
M&C Saatchi PLC	-	6,947,954	-	(2,087,428)	-	4,860,526	-
Manz AG	10,687,288	-	-	1,610,063	-	12,297,351	-
Materialise N.V., ADR	-	51,708,000	-	17,763,000	-	69,471,000	-
Nektar Therapeutics	536,012,500	34,016,122	(23,087,453)	206,877,498	(33,108,964)	720,709,703	-
Optex Group Co. Ltd.	30,597,058	-	-	(10,004,475)	-	20,592,583	482,698
PDF Solutions, Inc.	48,480,000	-	-	25,260,000	-	73,740,000	-
PVA TePla AG	24,334,731	-	-	1,506,922	-	25,841,653	-
RaySearch Laboratories AB	24,085,284	28,275,261	-	(10,416,523)	-	41,944,022	-
Rovio Entertainment OYJ	21,096,633	-	-	10,352,296	-	31,448,929	392,755
SLM Solutions Group AG	17,981,027	17,081,772	-	(17,436,984)	-	17,625,815	-
Technicolor S.A.	24,799,848	-	-	(21,343,911)	-	3,455,937	-
Veeco Instruments, Inc.	54,560,000	-	-	(480,000)	-	54,080,000	-
WANdisco PLC	16,337,599	8,968,272	-	9,505,771	-	34,811,642	-
Xaar PLC	2,456,756	-	-	2,006,394	-	4,463,150	-
Zoo Digital Group PLC	7,813,467	-	-	(2,177,627)	-	5,635,840	-
Zotefoams PLC	-	23,164,974	-	(4,641,510)	-	18,523,464	-
Total	$1,548,821,537	$1,517,403,672	$(1,260,366,259)	$217,417,875	$(33,113,788)	$1,990,163,037	$2,912,932

*	As of July 31, 2020, this security was not considered as an affiliate of the Fund.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $222,901,031, which represented 2.99% of the Fund’s Net Assets.
(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$34,588,000	$—	$—	$34,588,000
Belgium	69,471,000	62,898,172	—	132,369,172
Canada	18,960,000	—	—	18,960,000
Denmark	—	272,591,178	—	272,591,178
Finland	—	31,448,929	—	31,448,929
France	—	103,321,189	—	103,321,189
Germany	—	325,601,739	—	325,601,739
Ireland	—	61,082,253	—	61,082,253
Israel	145,240,000	—	—	145,240,000
Italy	—	95,922,180	—	95,922,180
Japan	—	806,425,271	—	806,425,271
Luxembourg	—	130,496,398	—	130,496,398
Norway	—	129,143,877	—	129,143,877
Sweden	—	476,050,941	—	476,050,941
Switzerland	—	34,704,269	—	34,704,269
United Kingdom	12,763,000	891,482,636	—	904,245,636
United States	3,628,940,103	—	—	3,628,940,103
Money Market Funds	138,747,936	—	—	138,747,936
Total Investments	$4,048,710,039	$3,421,169,032	$—	$7,469,879,071
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Global Opportunities Fund to Invesco Global Opportunities Fund.
Invesco Oppenheimer Global Opportunities Fund